united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

HCM Dividend Sector Plus Fund

Class A1 Shares (HCMWX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$90	1.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,689,109,993
  Number of Portfolio Holdings59
  Advisory Fee $10,415,461
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.2%
Exchange-Traded Funds	88.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
88.2%
Industrials
1.6%
Financials
1.4%
Communications
1.3%
Consumer Discretionary
1.3%
Utilities
1.2%
Technology
1.0%
Consumer Staples
0.9%
Health Care
0.9%
Energy
0.8%
Materials
0.7%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Materials	0.7%
Energy	0.8%
Health Care	0.9%
Consumer Staples	0.9%
Technology	1.0%
Utilities	1.2%
Consumer Discretionary	1.3%
Communications	1.3%
Financials	1.4%
Industrials	1.6%
Equity	88.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	14.0%
Direxion Daily S&P 500 Bull 3X	13.6%
ProShares Ultra QQQ	12.0%
ProShares UltraPro S&P 500	11.4%
SPDR S&P 500 ETF Trust	11.2%
ProShares Ultra S&P500	10.2%
Vanguard High Dividend Yield ETF	7.9%
iShares Select Dividend ETF	7.7%
United Airlines Holdings, Inc.	0.4%
Synchrony Financial	0.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Dividend Sector Plus Fund - Class A1 Shares (HCMWX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMWX

HCM Dividend Sector Plus Fund

Class A Shares (HCMNX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$82	1.60%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,689,109,993
  Number of Portfolio Holdings59
  Advisory Fee $10,415,461
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.2%
Exchange-Traded Funds	88.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Materials	0.7%
Energy	0.8%
Health Care	0.9%
Consumer Staples	0.9%
Technology	1.0%
Utilities	1.2%
Consumer Discretionary	1.3%
Communications	1.3%
Financials	1.4%
Industrials	1.6%
Equity	88.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	14.0%
Direxion Daily S&P 500 Bull 3X	13.6%
ProShares Ultra QQQ	12.0%
ProShares UltraPro S&P 500	11.4%
SPDR S&P 500 ETF Trust	11.2%
ProShares Ultra S&P500	10.2%
Vanguard High Dividend Yield ETF	7.9%
iShares Select Dividend ETF	7.7%
United Airlines Holdings, Inc.	0.4%
Synchrony Financial	0.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Dividend Sector Plus Fund - Class A Shares (HCMNX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMNX

HCM Dividend Sector Plus Fund

Class I Shares (HCMQX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$69	1.35%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,689,109,993
  Number of Portfolio Holdings59
  Advisory Fee $10,415,461
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.2%
Exchange-Traded Funds	88.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Materials	0.7%
Energy	0.8%
Health Care	0.9%
Consumer Staples	0.9%
Technology	1.0%
Utilities	1.2%
Consumer Discretionary	1.3%
Communications	1.3%
Financials	1.4%
Industrials	1.6%
Equity	88.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	14.0%
Direxion Daily S&P 500 Bull 3X	13.6%
ProShares Ultra QQQ	12.0%
ProShares UltraPro S&P 500	11.4%
SPDR S&P 500 ETF Trust	11.2%
ProShares Ultra S&P500	10.2%
Vanguard High Dividend Yield ETF	7.9%
iShares Select Dividend ETF	7.7%
United Airlines Holdings, Inc.	0.4%
Synchrony Financial	0.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Dividend Sector Plus Fund - Class I Shares (HCMQX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMQX

HCM Dividend Sector Plus Fund

Class R Shares (HCMZX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$75	1.45%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,689,109,993
  Number of Portfolio Holdings59
  Advisory Fee $10,415,461
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.2%
Exchange-Traded Funds	88.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Materials	0.7%
Energy	0.8%
Health Care	0.9%
Consumer Staples	0.9%
Technology	1.0%
Utilities	1.2%
Consumer Discretionary	1.3%
Communications	1.3%
Financials	1.4%
Industrials	1.6%
Equity	88.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	14.0%
Direxion Daily S&P 500 Bull 3X	13.6%
ProShares Ultra QQQ	12.0%
ProShares UltraPro S&P 500	11.4%
SPDR S&P 500 ETF Trust	11.2%
ProShares Ultra S&P500	10.2%
Vanguard High Dividend Yield ETF	7.9%
iShares Select Dividend ETF	7.7%
United Airlines Holdings, Inc.	0.4%
Synchrony Financial	0.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Dividend Sector Plus Fund - Class R Shares (HCMZX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMZX

HCM Dividend Sector Plus Fund

Investor Class Shares (HCMPX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$121	2.35%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,689,109,993
  Number of Portfolio Holdings59
  Advisory Fee $10,415,461
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.2%
Exchange-Traded Funds	88.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Materials	0.7%
Energy	0.8%
Health Care	0.9%
Consumer Staples	0.9%
Technology	1.0%
Utilities	1.2%
Consumer Discretionary	1.3%
Communications	1.3%
Financials	1.4%
Industrials	1.6%
Equity	88.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	14.0%
Direxion Daily S&P 500 Bull 3X	13.6%
ProShares Ultra QQQ	12.0%
ProShares UltraPro S&P 500	11.4%
SPDR S&P 500 ETF Trust	11.2%
ProShares Ultra S&P500	10.2%
Vanguard High Dividend Yield ETF	7.9%
iShares Select Dividend ETF	7.7%
United Airlines Holdings, Inc.	0.4%
Synchrony Financial	0.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Dividend Sector Plus Fund - Investor Class Shares (HCMPX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMPX

HCM Dynamic Income Fund

Class A Shares (HCMBX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$96	1.88%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$125,728,478
  Number of Portfolio Holdings4
  Advisory Fee $814,627
  Portfolio Turnover110%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
76.0%
Other Assets in Excess of Liabilities
24.0%

Value	Value
Other Assets in Excess of Liabilities	24.0%
Fixed Income	76.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	22.9%
iShares Convertible Bond ETF	22.8%
iShares iBoxx High Yield Corporate Bond ETF	20.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.8%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Dynamic Income Fund - Class A Shares (HCMBX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMBX

HCM Dynamic Income Fund

Class I Shares (HCMUX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$83	1.63%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$125,728,478
  Number of Portfolio Holdings4
  Advisory Fee $814,627
  Portfolio Turnover110%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	24.0%
Fixed Income	76.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	22.9%
iShares Convertible Bond ETF	22.8%
iShares iBoxx High Yield Corporate Bond ETF	20.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.8%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Dynamic Income Fund - Class I Shares (HCMUX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMUX

HCM Dynamic Income Fund

Investor Class Shares (HCMFX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$134	2.63%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$125,728,478
  Number of Portfolio Holdings4
  Advisory Fee $814,627
  Portfolio Turnover110%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	24.0%
Fixed Income	76.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	22.9%
iShares Convertible Bond ETF	22.8%
iShares iBoxx High Yield Corporate Bond ETF	20.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.8%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Dynamic Income Fund - Investor Class Shares (HCMFX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMFX

HCM Income Plus Fund

Class A Shares (HCMEX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Income Plus Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$68	1.32%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$760,491,974
  Number of Portfolio Holdings6
  Advisory Fee $3,547,123
  Portfolio Turnover82%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
72.6%
Fixed Income
27.0%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	27.0%
Equity	72.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	22.1%
Vanguard Mega Cap Growth ETF	20.1%
Invesco QQQ Trust Series 1	19.9%
iShares Core U.S. Aggregate Bond ETF	13.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	13.1%
Direxion Daily S&P 500 Bull 3X	10.5%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Income Plus Fund - Class A Shares (HCMEX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.howardcmfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMEX

HCM Income Plus Fund

Class I Shares (HCMLX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Income Plus Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$55	1.07%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$760,491,974
  Number of Portfolio Holdings6
  Advisory Fee $3,547,123
  Portfolio Turnover82%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	27.0%
Equity	72.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	22.1%
Vanguard Mega Cap Growth ETF	20.1%
Invesco QQQ Trust Series 1	19.9%
iShares Core U.S. Aggregate Bond ETF	13.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	13.1%
Direxion Daily S&P 500 Bull 3X	10.5%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Income Plus Fund - Class I Shares (HCMLX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.howardcmfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMLX

HCM Income Plus Fund

Investor Class Shares (HCMKX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Income Plus Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$106	2.07%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$760,491,974
  Number of Portfolio Holdings6
  Advisory Fee $3,547,123
  Portfolio Turnover82%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	27.0%
Equity	72.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	22.1%
Vanguard Mega Cap Growth ETF	20.1%
Invesco QQQ Trust Series 1	19.9%
iShares Core U.S. Aggregate Bond ETF	13.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	13.1%
Direxion Daily S&P 500 Bull 3X	10.5%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Income Plus Fund - Investor Class Shares (HCMKX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.howardcmfunds.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMKX

HCM Tactical Growth Fund

Class A Shares (HCMGX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$84	1.59%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,747,916,848
  Number of Portfolio Holdings26
  Advisory Fee $10,466,104
  Portfolio Turnover84%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.4%
Exchange-Traded Funds	97.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 97.5%
Technology 1.2%
Communications 0.5%
Consumer Discretionary 0.2%
Real Estate 0.1%
Energy 0.1%
Health Care 0.1%
Materials 0.1%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	0.1%
Health Care	0.1%
Energy	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.5%
Technology	1.2%
Equity	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	24.1%
Vanguard Mega Cap Growth ETF	22.6%
ProShares UltraPro QQQ	22.3%
Invesco QQQ Trust Series 1	21.2%
Vanguard Growth ETF	6.4%
Direxion Daily S&P 500 Bull 3X	1.0%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Amazon.com, Inc.	0.2%
Advanced Micro Devices, Inc.	0.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Tactical Growth Fund

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMGX

HCM Tactical Growth Fund

Investor Class Shares (HCMDX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$123	2.34%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,747,916,848
  Number of Portfolio Holdings26
  Advisory Fee $10,466,104
  Portfolio Turnover84%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.4%
Exchange-Traded Funds	97.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	0.1%
Health Care	0.1%
Energy	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.5%
Technology	1.2%
Equity	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	24.1%
Vanguard Mega Cap Growth ETF	22.6%
ProShares UltraPro QQQ	22.3%
Invesco QQQ Trust Series 1	21.2%
Vanguard Growth ETF	6.4%
Direxion Daily S&P 500 Bull 3X	1.0%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Amazon.com, Inc.	0.2%
Advanced Micro Devices, Inc.	0.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Tactical Growth Fund

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMDX

HCM Tactical Growth Fund

Class I Shares: (HCMIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$71	1.34%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,747,916,848
  Number of Portfolio Holdings26
  Advisory Fee $10,466,104
  Portfolio Turnover84%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.4%
Exchange-Traded Funds	97.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	0.1%
Health Care	0.1%
Energy	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.5%
Technology	1.2%
Equity	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	24.1%
Vanguard Mega Cap Growth ETF	22.6%
ProShares UltraPro QQQ	22.3%
Invesco QQQ Trust Series 1	21.2%
Vanguard Growth ETF	6.4%
Direxion Daily S&P 500 Bull 3X	1.0%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Amazon.com, Inc.	0.2%
Advanced Micro Devices, Inc.	0.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Tactical Growth Fund

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMIX

HCM Tactical Growth Fund

Class R Shares: (HCMSX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$76	1.44%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,747,916,848
  Number of Portfolio Holdings26
  Advisory Fee $10,466,104
  Portfolio Turnover84%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.4%
Exchange-Traded Funds	97.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	0.1%
Health Care	0.1%
Energy	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.5%
Technology	1.2%
Equity	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	24.1%
Vanguard Mega Cap Growth ETF	22.6%
ProShares UltraPro QQQ	22.3%
Invesco QQQ Trust Series 1	21.2%
Vanguard Growth ETF	6.4%
Direxion Daily S&P 500 Bull 3X	1.0%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Amazon.com, Inc.	0.2%
Advanced Micro Devices, Inc.	0.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Tactical Growth Fund

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-HCMSX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

HCM Tactical Growth Fund

Class A Shares: HCMGX

Class I Shares: HCMIX

Class R Shares: HCMSX

Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund

Class A Shares: HCMNX

Class I Shares: HCMQX

Class R Shares: HCMZX

Class A1 Shares: HCMWX

Investor Class Shares: HCMPX

HCM Income Plus Fund

Class A Shares: HCMEX

Class I Shares: HCMLX

Investor Class Shares: HCMKX

HCM Dynamic Income Fund

Class A Shares: HCMBX

Class I Shares: HCMUX

Investor Class Shares: HCMFX

Semi-Annual Financial Statements

and Additional Information

December 31, 2024

1-855-969-8464

www.howardcmfunds.com

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 2.4%
	BEVERAGES - 0.0%(b)
17,605	Brown-Forman Corporation, Class B	$668,638

	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,105,114

	CHEMICALS - 0.1%
11,050	CF Industries Holdings, Inc.	942,786

	E-COMMERCE DISCRETIONARY - 0.2%
11,651	Amazon.com, Inc.(a)	2,556,113

	HEALTH CARE FACILITIES & SERVICES - 0.0%(b)
2,103	Humana, Inc.	533,552

	INFRASTRUCTURE REIT - 0.1%
5,594	American Tower Corporation, Class A	1,025,996
8,769	Crown Castle, Inc.	795,874
		1,821,870
	INTERNET MEDIA & SERVICES - 0.5%
12,288	Alphabet, Inc., Class A	2,326,118
11,824	Meta Platforms, Inc., Class A	6,923,071
		9,249,189
	OIL & GAS PRODUCERS - 0.1%
6,500	Chevron Corporation	941,460
15,352	Devon Energy Corporation	502,471
8,890	EOG Resources, Inc.	1,089,736
		2,533,667
	RETAIL - DISCRETIONARY - 0.0%(b)
6,558	Genuine Parts Company	765,712

	SELF-STORAGE REIT - 0.1%
6,704	Extra Space Storage, Inc.	1,002,918

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 2.4% (Continued)
	SEMICONDUCTORS - 0.9%
19,502	Advanced Micro Devices, Inc.(a)	$2,355,647
88,960	NVIDIA Corporation	11,946,437
10,156	QUALCOMM, Inc.	1,560,165
		15,862,249
	SOFTWARE - 0.1%
5,200	Microsoft Corporation	2,191,800

	TECHNOLOGY HARDWARE - 0.1%
8,056	Apple, Inc.	2,017,384

	TECHNOLOGY SERVICES - 0.1%
13,587	PayPal Holdings, Inc.(a)	1,159,650

	TOTAL COMMON STOCKS (Cost $24,145,033)	42,410,642

	EXCHANGE-TRADED FUNDS — 97.5%
	EQUITY - 97.5%
107,500	Direxion Daily S&P 500 Bull 3X	18,135,250
722,980	Invesco QQQ Trust Series 1	369,609,065
3,896,800	ProShares Ultra QQQ	421,789,633
4,917,800	ProShares UltraPro QQQ	389,145,514
271,000	Vanguard Growth ETF	111,229,240
1,147,657	Vanguard Mega Cap Growth ETF	394,116,890
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,228,896,975)	1,704,025,592

	TOTAL INVESTMENTS - 99.9% (Cost $1,253,042,008)	$1,746,436,234
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	1,480,614
	NET ASSETS - 100.0%	$1,747,916,848

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 11.1%
	APPAREL & TEXTILE PRODUCTS - 0.4%
26,333	Ralph Lauren Corporation	$6,082,396

	AUTOMOTIVE - 0.4%
76,278	BorgWarner, Inc.	2,424,878
97,077	General Motors Company	5,171,291
		7,596,169
	BANKING - 0.6%
73,828	Citigroup, Inc.	5,196,753
23,871	M&T Bank Corporation	4,487,987
		9,684,740
	BIOTECH & PHARMA - 0.5%
178,927	Organon & Company	2,669,591
90,184	Pfizer, Inc.	2,392,582
308,928	Viatris, Inc.	3,846,153
		8,908,326
	CHEMICALS - 0.4%
19,313	Albemarle Corporation	1,662,463
34,974	CF Industries Holdings, Inc.	2,983,982
85,615	Mosaic Company (The)	2,104,417
		6,750,862
	ELECTRIC UTILITIES - 1.2%
237,447	AES Corporation (The)	3,055,943
64,506	Entergy Corporation	4,890,844
60,741	Evergy, Inc.	3,738,609
126,362	PPL Corporation	4,101,711
51,345	Public Service Enterprise Group, Inc.	4,338,139
		20,125,246
	ENTERTAINMENT CONTENT - 0.6%
98,267	Fox Corporation, Class A	4,773,811
106,260	Fox Corporation - Class B	4,860,332
		9,634,143
	FOOD - 0.2%
63,601	Tyson Foods, Inc., Class A	3,653,241

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 11.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.3%
5,945	Humana, Inc.	$1,508,306
23,450	Universal Health Services, Inc., Class B	4,207,399
		5,715,705
	HOME CONSTRUCTION - 0.5%
27,216	Lennar Corporation, Class A	3,711,446
41,197	PulteGroup, Inc.	4,486,354
		8,197,800
	INSURANCE - 0.5%
8,633	Berkshire Hathaway, Inc., Class B(a)	3,913,166
48,523	MetLife, Inc.	3,973,063
		7,886,229
	OIL & GAS PRODUCERS - 0.8%
76,259	APA Corporation	1,760,820
106,605	Coterra Energy, Inc.	2,722,692
67,680	EQT Corporation	3,120,724
20,399	Marathon Petroleum Corporation	2,845,661
23,556	Valero Energy Corporation	2,887,730
		13,337,627
	PUBLISHING & BROADCASTING - 0.3%
143,272	News Corporation, Class B	4,359,767

	RETAIL - CONSUMER STAPLES - 0.2%
68,091	Kroger Company (The)	4,163,765

	SEMICONDUCTORS - 0.2%
30,558	Skyworks Solutions, Inc.	2,709,883

	SPECIALTY FINANCE - 0.4%
102,478	Synchrony Financial	6,661,070

	STEEL - 0.3%
19,174	Nucor Corporation	2,237,798
27,639	Steel Dynamics, Inc.	3,152,780
		5,390,578

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 11.1% (Continued)
	TECHNOLOGY HARDWARE - 0.4%
178,604	Hewlett Packard Enterprise Company	$3,813,196
115,577	HP, Inc.	3,771,278
		7,584,474
	TECHNOLOGY SERVICES - 0.4%
44,068	Cognizant Technology Solutions Corporation, Class A	3,388,829
136,795	DXC Technology Company(a)	2,733,164
		6,121,993
	TELECOMMUNICATIONS - 0.5%
202,853	AT&T, Inc.	4,618,963
95,278	Verizon Communications, Inc.	3,810,167
		8,429,130
	TOBACCO & CANNABIS - 0.2%
70,078	Altria Group, Inc.	3,664,379

	TRANSPORTATION & LOGISTICS - 1.6%
88,489	Alaska Air Group, Inc.(a)	5,729,662
245,913	American Airlines Group, Inc.(a)	4,286,264
85,071	Delta Air Lines, Inc.	5,146,796
113,737	Southwest Airlines Company	3,823,838
75,425	United Airlines Holdings, Inc.(a)	7,323,767
		26,310,327
	WHOLESALE - CONSUMER STAPLES - 0.2%
40,126	Archer-Daniels-Midland Company	2,027,166
28,136	Bunge Global S.A.	2,187,855
		4,215,021

	TOTAL COMMON STOCKS (Cost $154,066,813)	187,182,871

	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 88.2%
1,356,700	Direxion Daily S&P 500 Bull 3X	228,875,290
984,600	iShares Select Dividend ETF	129,268,134
1,877,900	ProShares Ultra QQQ	203,263,896

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2% (Continued)
	EQUITY - 88.2% (Continued)
1,854,800	ProShares Ultra S&P500	$171,587,548
2,179,700	ProShares UltraPro S&P 500	193,208,608
323,200	SPDR S&P 500 ETF Trust	189,421,056
1,208,252	Vanguard Dividend Appreciation ETF	236,611,989
12,580	Vanguard Growth ETF	5,163,335
1,044,234	Vanguard High Dividend Yield ETF	133,233,816
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,259,897,496)	1,490,633,672

	TOTAL INVESTMENTS - 99.3% (Cost $1,413,964,309)	$1,677,816,543
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	11,293,450
	NET ASSETS - 100.0%	$1,689,109,993

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 72.6%
475,000	Direxion Daily S&P 500 Bull 3X	$80,132,500
295,364	Invesco QQQ Trust Series 1	150,998,938
1,549,300	ProShares Ultra QQQ	167,696,231
445,633	Vanguard Mega Cap Growth ETF	153,034,829
		551,862,498
	FIXED INCOME - 27.0%
1,088,000	iShares Core U.S. Aggregate Bond ETF	105,427,200
1,091,900	SPDR Bloomberg 1-3 Month T-Bill ETF	99,832,417
		205,259,617

	TOTAL EXCHANGE-TRADED FUNDS (Cost $643,690,391)	757,122,115

	TOTAL INVESTMENTS - 99.6% (Cost $643,690,391)	$757,122,115
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	3,369,859
	NET ASSETS - 100.0%	$760,491,974

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.0%
	FIXED INCOME - 76.0%
337,900	iShares Convertible Bond ETF	$28,711,363
326,995	iShares iBoxx High Yield Corporate Bond ETF	25,718,157
139,031	iShares J.P. Morgan USD Emerging Markets Bond ETF	12,379,320
368,868	SPDR Bloomberg Convertible Securities ETF	28,731,129
	TOTAL EXCHANGE-TRADED FUNDS (Cost $90,278,722)	95,539,969

	TOTAL INVESTMENTS - 76.0% (Cost $90,278,722)	$95,539,969
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.0%	30,188,509
	NET ASSETS - 100.0%	$125,728,478

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

	HCM Tactical	HCM Dividend	HCM Income Plus	HCM Dynamic
	Growth Fund	Sector Plus Fund	Fund	Income Fund
ASSETS
Investment securities:
At cost	$1,253,042,008	$1,413,964,309	$643,690,391	$90,278,722
At fair value	$1,746,436,234	$1,677,816,543	$757,122,115	$95,539,969
Cash and cash equivalents	4,293,862	12,380,040	4,447,773	30,267,744
Receivable for fund shares sold	2,187,238	2,565,284	537,237	109,542
Dividends and interest receivable	46,224	908,315	10,869	100,445
Prepaid expenses	57,033	32,293	18,302	10,918
TOTAL ASSETS	1,753,020,591	1,693,702,475	762,136,296	126,028,618

LIABILITIES
Investment advisory fees payable	1,935,386	1,846,205	641,386	135,753
Distribution (12b-1) fees payable	710,894	723,457	266,516	24,004
Payable for fund shares redeemed	2,344,402	1,874,087	634,098	59,376
Payable to related parties	38,986	51,231	28,135	17,854
Accrued expenses and other liabilities	74,075	97,502	74,187	63,153
TOTAL LIABILITIES	5,103,743	4,592,482	1,644,322	300,140
NET ASSETS	$1,747,916,848	$1,689,109,993	$760,491,974	$125,728,478

Net Assets Consist Of:
Paid in capital	$1,254,899,240	$1,439,659,325	$652,560,636	$127,594,455
Accumulated earnings (deficit)	493,017,608	249,450,668	107,931,338	(1,865,977)
NET ASSETS	$1,747,916,848	$1,689,109,993	$760,491,974	$125,728,478

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2024

	HCM Tactical		HCM Dividend		HCM Income Plus	HCM Dynamic
	Growth Fund		Sector Plus Fund		Fund	Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,111,478,593		$1,007,085,385		$474,021,524	$110,861,929
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	37,326,660		53,062,016		28,419,952	11,257,408
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$29.78		$18.98		$16.68	$9.85
Maximum offering price per share (maximum sales charge of 5.75%)	$31.60		$20.14		$17.70	$10.45

Class I Shares:
Net Assets	$109,368,735		$110,029,816		$91,376,083	$14,851,186
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,624,144		5,722,749		5,462,861	1,511,022
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$30.18		$19.23		$16.73	$9.83

Class R Shares:
Net Assets	$37		$34
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		2
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$29.79	*	$18.93	*

Class A1 Shares:
Net Assets			$5,802
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			305
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$19.03	*
Maximum offering price per share (maximum sales charge of 5.75%)			$20.19

Investor Class Shares:
Net Assets	$527,069,483		$571,988,956		$195,094,367	$15,363
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	19,211,114		32,106,850		12,062,809	1,567
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$27.44		$17.82		$16.17	$9.80

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

	HCM Tactical	HCM Dividend	HCM Income	HCM Dynamic
	Growth Fund	Sector Plus Fund	Plus Fund	Income Fund
INVESTMENT INCOME
Dividends	$5,581,999	$12,897,374	$6,719,008	$2,557,119
Interest	3,915,175	2,838,854	917,393	286,990
TOTAL INVESTMENT INCOME	9,497,174	15,736,228	7,636,401	2,844,109

EXPENSES
Investment advisory fees	10,466,104	10,415,461	3,547,123	814,627
Distribution (12b-1) fees:
Class A	1,347,896	1,264,027	588,887	144,962
Class A1	—	12	—	—
Investor Class	2,468,966	2,757,160	939,122	79
Third party administrative servicing fees	236,463	221,204	77,453	31,224
Administrative services fees	194,153	204,861	96,319	23,935
Transfer agent fees	154,397	157,972	107,155	78,681
Accounting services fees	93,238	98,373	46,633	13,847
Registration fees	65,586	68,136	55,534	38,279
Custodian fees	42,467	61,836	26,009	7,382
Printing and postage expenses	20,472	20,518	15,046	15,434
Compliance officer fees	19,210	19,821	13,304	8,674
Audit fees	10,872	10,872	10,872	10,874
Trustees fees and expenses	10,108	10,108	10,092	9,990
Legal fees	8,668	8,119	7,985	8,645
Insurance expense	7,557	7,712	4,288	2,006
Other expenses	3,407	3,936	4,637	2,222
TOTAL EXPENSES	15,149,564	15,330,128	5,550,459	1,210,861
NET INVESTMENT INCOME (LOSS)	(5,652,390)	406,100	2,085,942	1,633,248

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) from investments	114,611,988	114,983,588	62,946,589	(1,338,241)
Net change in unrealized appreciation (depreciation) on investments	32,886,028	(56,604,985)	(35,692,058)	3,352,497
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	147,498,016	58,378,603	27,254,531	2,014,256

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$141,845,626	$58,784,703	$29,340,473	$3,647,504

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
FROM OPERATIONS
Net investment loss	$(5,652,390)	$(7,491,699)
Net realized gain from investments	114,611,988	191,670,563
Net change in unrealized appreciation on investments	32,886,028	175,797,839
Net increase in net assets resulting from operations	141,845,626	359,976,703

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(108,834,173)	—
Class I	(10,529,589)	—
Class R	(4)	—
Investor Class	(54,734,366)	—
Net decrease in net assets resulting from distributions to shareholders	(174,098,132)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	145,155,002	207,859,493
Class I	31,215,050	83,893,377
Investor Class	56,591,448	103,166,705
Net asset value of shares issued in reinvestment of distributions:
Class A	104,731,539	—
Class I	9,634,723	—
Class R	4	—
Investor Class	54,249,900	—
Payments for shares redeemed:
Class A	(171,941,629)	(327,658,421)
Class I	(30,197,031)	(31,616,283)
Investor Class	(36,601,070)	(49,364,314)
Net increase (decrease) in net assets resulting from shares of beneficial interest	162,837,936	(13,719,443)

TOTAL INCREASE IN NET ASSETS	130,585,430	346,257,260

NET ASSETS
Beginning of Period	1,617,331,418	1,271,074,158
End of Period	$1,747,916,848	$1,617,331,418

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
SHARE ACTIVITY
Class A:
Shares Sold	4,661,066	8,343,583
Shares Reinvested	3,484,083	—
Shares Redeemed	(5,580,587)	(13,388,813)
Net increase (decrease) in shares of beneficial interest outstanding	2,564,562	(5,045,230)

Class I:
Shares Sold	1,006,023	3,496,544
Shares Reinvested	316,307	—
Shares Redeemed	(975,067)	(1,286,131)
Net increase in shares of beneficial interest outstanding	347,263	2,210,413

Class R:
Shares Reinvested	— +	—
Net increase in shares of beneficial interest outstanding	— +	—

Investor Class:
Shares Sold	1,971,647	4,498,312
Shares Reinvested	1,958,480	—
Shares Redeemed	(1,264,463)	(2,093,282)
Net increase in shares of beneficial interest outstanding	2,665,664	2,405,030

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
FROM OPERATIONS
Net investment income (loss)	$406,100	$(2,018,661)
Net realized gain from investments	114,983,588	177,224,583
Net change in unrealized appreciation (depreciation) on investments	(56,604,985)	115,539,588
Net increase in net assets resulting from operations	58,784,703	290,745,510

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(123,845,220)	(41,749,421)
Class I	(13,178,980)	(4,562,769)
Class R	(4)	(1)
Class A1	(704)	(268)
Investor Class	(73,046,457)	(20,517,789)
Net decrease in net assets resulting from distributions to shareholders	(210,071,365)	(66,830,248)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	116,605,934	162,918,209
Class I	22,444,920	91,585,752
Class A1	—	462
Investor Class	70,808,314	121,176,491
Net asset value of shares issued in reinvestment of distributions:
Class A	120,504,440	40,892,950
Class I	12,374,229	4,209,591
Class R	4	1
Class A1	704	268
Investor Class	72,212,403	20,210,124
Payments for shares redeemed:
Class A	(134,042,560)	(301,842,899)
Class I	(15,666,374)	(33,772,641)
Class A1	(172)	(2,485)
Investor Class	(38,335,347)	(58,710,736)
Net increase in net assets resulting from shares of beneficial interest	226,906,495	46,665,087

TOTAL INCREASE IN NET ASSETS	75,619,833	270,580,349

NET ASSETS
Beginning of Period	1,613,490,160	1,342,909,811
End of Period	$1,689,109,993	$1,613,490,160

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
SHARE ACTIVITY
Class A:
Shares Sold	5,496,576	8,901,000
Shares Reinvested	6,379,272	2,328,756
Shares Redeemed	(6,431,420)	(16,662,608)
Net increase (decrease) in shares of beneficial interest outstanding	5,444,428	(5,432,852)

Class I:
Shares Sold	1,045,026	5,038,204
Shares Reinvested	646,511	237,696
Shares Redeemed	(730,676)	(1,851,311)
Net increase in shares of beneficial interest outstanding	960,861	3,424,589

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Class A1:
Shares Sold	—	26
Shares Reinvested	37	15
Shares Redeemed	(7)	(134)
Net increase (decrease) in shares of beneficial interest outstanding	30	(93)

Investor Class:
Shares Sold	3,558,122	7,005,627
Shares Reinvested	4,070,598	1,207,295
Shares Redeemed	(1,921,440)	(3,366,745)
Net increase in shares of beneficial interest outstanding	5,707,280	4,846,177

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
FROM OPERATIONS
Net investment income	$2,085,942	$3,499,713
Net realized gain from investments	62,946,589	58,860,804
Net change in unrealized appreciation (depreciation) on investments	(35,692,058)	71,232,904
Net increase in net assets resulting from operations	29,340,473	133,593,421

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(43,430,519)	(2,655,131)
Class I	(8,524,275)	(564,644)
Investor Class	(17,230,650)	(58,786)
Net decrease in net assets resulting from distributions to shareholders	(69,185,444)	(3,278,561)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	51,994,750	83,200,618
Class I	14,678,507	89,611,112
Investor Class	20,051,664	50,450,138
Net asset value of shares issued in reinvestment of distributions:
Class A	42,337,497	2,597,763
Class I	8,153,207	528,443
Investor Class	16,972,286	57,862
Payments for shares redeemed:
Class A	(64,345,588)	(169,003,459)
Class I	(12,885,449)	(28,164,087)
Investor Class	(14,402,591)	(43,196,036)
Net increase (decrease) in net assets resulting from shares of beneficial interest	62,554,283	(13,917,646)

TOTAL INCREASE IN NET ASSETS	22,709,312	116,397,214

NET ASSETS
Beginning of Period	737,782,662	621,385,448
End of Period	$760,491,974	$737,782,662

See accompanying notes to financial statements.

HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
SHARE ACTIVITY
Class A:
Shares Sold	2,939,146	5,417,507
Shares Reinvested	2,529,122	170,569
Shares Redeemed	(3,634,063)	(11,231,280)
Net increase (decrease) in shares of beneficial interest outstanding	1,834,205	(5,643,204)

Class I:
Shares Sold	823,791	5,980,885
Shares Reinvested	485,599	34,607
Shares Redeemed	(725,662)	(1,811,388)
Net increase in shares of beneficial interest outstanding	583,728	4,204,104

Investor Class:
Shares Sold	1,173,811	3,373,785
Shares Reinvested	1,045,092	3,899
Shares Redeemed	(841,725)	(2,857,553)
Net increase in shares of beneficial interest outstanding	1,377,178	520,131

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
FROM OPERATIONS
Net investment income	$1,633,248	$3,170,017
Net realized gain (loss) from investments	(1,338,241)	97,226
Net change in unrealized appreciation on investments	3,352,497	722,042
Net increase in net assets resulting from operations	3,647,504	3,989,285

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(2,344,625)	(3,092,414)
Class I	(345,683)	(414,975)
Investor Class	(254)	(0	) +
Net decrease in net assets resulting from distributions to shareholders	(2,690,562)	(3,507,389)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	22,901,648	25,149,770
Class I	2,304,108	16,963,931
Investor Class	—	11,571
Net asset value of shares issued in reinvestment of distributions:
Class A	2,273,039	3,037,183
Class I	312,837	366,388
Investor Class	33	0	+
Payments for shares redeemed:
Class A	(24,536,529)	(48,682,328)
Class I	(1,699,637)	(3,456,717)
Net increase (decrease) in net assets resulting from shares of beneficial interest	1,555,499	(6,610,202)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,512,441	(6,128,306)

NET ASSETS
Beginning of Period	123,216,037	129,344,343
End of Period	$125,728,478	$123,216,037

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
SHARE ACTIVITY
Class A:
Shares Sold	2,291,563	2,587,118
Shares Reinvested	230,765	302,508
Shares Redeemed	(2,444,346)	(4,984,966)
Net increase (decrease) in shares of beneficial interest outstanding	77,982	(2,095,340)

Class I:
Shares Sold	227,887	1,737,944
Shares Reinvested	31,825	36,566
Shares Redeemed	(168,814)	(354,752)
Net increase in shares of beneficial interest outstanding	90,898	1,419,758

Investor Class:
Shares Sold	—	1,563
Shares Reinvested	3	— +
Net increase in shares of beneficial interest outstanding	3	1,563

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of period	$30.23		$23.47	$20.26		$26.15	$16.32	$12.80
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.09)	(0.07)		(0.31)	(0.29)	(0.17)
Net realized and unrealized gain (loss) on investments	2.81		6.85	3.41		(5.30)	10.80	3.69
Total from investment operations	2.74		6.76	3.34		(5.61)	10.51	3.52
Less distributions from:
Return of capital	—		—	(0.00	) (6)	—	—	—
Net realized gains	(3.19)		—	(0.13)		(0.28)	(0.68)	—
Total distributions	(3.19)		—	(0.13)		(0.28)	(0.68)	—
Paid-in-Capital From Redemption Fees	—		—	—		0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of period	$29.78		$30.23	$23.47		$20.26	$26.15	$16.32
Total return (2)	8.96	% (8)	28.80%	16.64%		(21.77)%	65.30%	27.50%
Net assets, at end of period (000s)	$1,111,479		$1,050,839	$934,122		$752,628	$626,800	$216,981
Ratio of gross expenses to average net assets (3)(4)	1.59	% (7)	1.61%	1.63%		1.64%	1.65%	1.71%
Ratio of net expenses to average net assets (4)	1.59	% (7)	1.61%	1.63%		1.64%	1.65%	1.71%
Ratio of net investment loss to average net assets (4)(5)	(0.47	)% (7)	(0.38)%	(0.37)%		(1.20)%	(1.33)%	(1.25)%
Portfolio Turnover Rate	84	% (8)	188%	298%		107%	23%	140%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of period	$30.56		$23.66	$20.38		$26.23	$16.33	$12.81
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.02)	(0.03)		(0.25)	(0.25)	0.07
Net realized and unrealized gain (loss) on investments	2.85		6.92	3.44		(5.32)	10.83	3.45
Total from investment operations	2.81		6.90	3.41		(5.57)	10.58	3.52
Less distributions from:
Return of capital	—		—	(0.00	) (7)	—	—	—
Net realized gains	(3.19)		—	(0.13)		(0.28)	(0.68)	—
Total distributions	(3.19)		—	(0.13)		(0.28)	(0.68)	—
Paid-in-Capital From Redemption Fees	—		—	—		0.00 (7)	—	—
Net asset value, end of period	$30.18		$30.56	$23.66		$20.38	$26.23	$16.33
Total return (2)	9.09	% (9)	29.16%	16.88%		(21.55)%	65.70%	27.48%
Net assets, at end of period (000s)	$109,369		$100,139	$25,235		$15,316	$7,960	$16 (6)
Ratio of gross expenses to average net assets (3)(4)	1.34	% (8)	1.36%	1.37%		1.39%	1.40%	1.46%
Ratio of net expenses to average net assets (4)	1.34	% (8)	1.36%	1.37%		1.39%	1.40%	1.46%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.23	)% (8)	(0.10)%	(0.13)%		(0.95)%	(1.08)%	0.47%
Portfolio Turnover Rate	84	% (9)	188%	298%		107%	23%	140%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Amount represents less than $0.005 per share.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Class R	(Unaudited)		June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of period	$30.24		$23.48	$20.27		$26.16	$16.33	$12.81
Activity from investment operations:
Net investment income (1)	0.10	(7)	0.15 (7)	0.06	(7)	0.07	0.03	0.07
Net realized and unrealized gain (loss) on investments	2.64		6.61	3.28		(5.68)	10.48	3.45
Total from investment operations	2.74		6.76	3.34		(5.61)	10.51	3.52
Less distributions from:
Return of capital	—		—	(0.00	) (8)	—	—	—
Net realized gains	(3.19)		—	(0.13)		(0.28)	(0.68)	—
Total distributions	(3.19)		—	(0.13)		(0.28)	(0.68)	—
Net asset value, end of period	$29.79		$30.24	$23.48		$20.27	$26.16	$16.33
Total return (2)	8.96	% (10)	28.79%	16.63%		(21.76)%	65.26%	27.48%
Net assets, at end of year (6)	$37		$34	$26		$23	$29	$16
Ratio of gross expenses to average net assets (3)(4)	1.44	% (9)	1.46%	1.48%		1.49%	1.50%	1.56%
Ratio of net expenses to average net assets (4)	1.44	% (9)	1.46%	1.48%		1.49%	1.50%	1.56%
Ratio of net investment income (loss) to average net assets (4)(5)	0.31	% (9)	0.61%	0.31%		(1.05)%	(1.18)%	0.47%
Portfolio Turnover Rate	84	% (10)	188%	298%		107%	23%	140%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursementsand/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Net investment income per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate income and loss in the Statement of Operations due to timing of shareholder transactions for the period.

(8)	Amount represents less than $0.005 per share.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of period	$28.19		$22.04	$19.18		$24.96	$15.71	$12.42
Activity from investment operations:
Net investment loss (1)	(0.17)		(0.26)	(0.22)		(0.49)	(0.44)	(0.27)
Net realized and unrealized gain (loss) on investments	2.61		6.41	3.21		(5.01)	10.37	3.56
Total from investment operations	2.44		6.15	2.99		(5.50)	9.93	3.29
Less distributions from:
Return of capital	—		—	(0.00	) (6)	—	—	—
Net realized gains	(3.19)		—	(0.13)		(0.28)	(0.68)	—
Total distributions	(3.19)		—	(0.13)		(0.28)	(0.68)	—
Paid-in-Capital From Redemption Fees	—		—	—		0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of period	$27.44		$28.19	$22.04		$19.18	$24.96	$15.71
Total return (2)	8.54	% (8)	27.90%	15.75%		(22.37)%	64.13%	26.49%
Net assets, at end of period (000s)	$527,069		$466,354	$311,717		$208,464	$179,812	$61,867
Ratio of gross expenses to average net assets (3)(4)	2.34	% (7)	2.36%	2.37%		2.39%	2.40%	2.46%
Ratio of net expenses to average net assets (4)	2.34	% (7)	2.36%	2.37%		2.39%	2.40%	2.46%
Ratio of net investment loss to average net assets (4)(5)	(1.21	)% (7)	(1.09)%	(1.14)%		(1.95)%	(2.08)%	(1.98)%
Portfolio Turnover Rate	84	% (8)	188%	298%		107%	23%	140%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of period	$20.82		$17.90	$17.28	$19.05	$11.94	$10.93
Activity from investment operations:
Net investment income (loss) (1)	0.03		0.01 (7)	0.06	(0.03)	(0.03)	0.00	(6)
Net realized and unrealized gain (loss) on investments	0.76		3.80	1.85	(1.74)	7.14	1.10
Total from investment operations	0.79		3.81	1.91	(1.77)	7.11	1.10
Less distributions from:
Net investment income	—		(0.03)	—	—	—	(0.09)
Return of capital	—		—	—	—	—	(0.00	) (6)
Net realized gains	(2.63)		(0.86)	(1.29)	—	—	(0.00	) (6)
Total distributions	(2.63)		(0.89)	(1.29)	—	—	(0.09)
Paid-in-Capital From Redemption Fees	—		—	—	0.00 (6)	0.00 (6)	0.00	(6)
Net asset value, end of period	$18.98		$20.82	$17.90	$17.28	$19.05	$11.94
Total return (2)	3.86	% (9)	22.18%	12.17%	(9.29)%	59.55%	10.06%
Net assets, at end of period (000s)	$1,007,085		$991,374	$949,351	$920,476	$739,011	$324,964
Ratio of gross expenses to average net assets (3)(5)(10)	1.60	% (8)	1.62%	1.61%	1.63%	1.64%	1.69%
Ratio of net expenses to average net assets (5)(11)	1.60	% (8)	1.62%	1.61%	1.63%	1.64%	1.69%
Ratio of net investment income (loss) to average net assets (4)(5)	0.27	% (8)	0.05%	0.38%	(0.14)%	(0.18)%	(0.01)%
Portfolio Turnover Rate	67	% (9)	108%	178%	49%	2%	129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the period.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

(10)	Ratio of gross expenses to average net assets (excluding interest expense)

(11)	Ratio of net expenses to average net assets (excluding interest expense)

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of period	$21.03		$18.07	$17.39	$19.12	$11.95	$10.93
Activity from investment operations:
Net investment income (loss) (1)	0.06		0.06 (8)	0.11	(0.01)	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.77		3.83	1.86	(1.72)	7.14	1.12
Total from investment operations	0.83		3.89	1.97	(1.73)	7.17	1.14
Less distributions from:
Net investment income	—		(0.07)	—	—	—	(0.12)
Return of capital	—		—	—	—	—	(0.00	) (6)
Net realized gains	(2.63)		(0.86)	(1.29)	—	—	(0.00	) (6)
Total distributions	(2.63)		(0.93)	(1.29)	—	—	(0.12)
Paid-in-Capital From Redemption Fees	—		—	—	0.00 (6)	0.00 (6)	—
Net asset value, end of period	$19.23		$21.03	$18.07	$17.39	$19.12	$11.95
Total return (2)	4.01	% (10)	22.51%	12.45%	(9.05)%	60.00%	10.44%
Net assets, at end of period (000s)	$110,030		$100,145	$24,163	$17,170	$33,183	$17	(7)
Ratio of gross expenses to average net assets (3)(5)(11)	1.35	% (9)	1.37%	1.36%	1.38%	1.39%	1.44%
Ratio of net expenses to average net assets (5)(12)	1.35	% (9)	1.37%	1.36%	1.38%	1.39%	1.44%
Ratio of net investment income (loss) to average net assets (4)(5)	0.53	% (9)	0.34%	0.63%	(0.04)%	0.18%	0.17%
Portfolio Turnover Rate	67	% (10	108%	178%	49%	2%	129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Actual net assets, not truncated.

(8)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

(11)	Ratio of gross expenses to average net assets (excluding interest expense)

(12)	Ratio of net expenses to average net assets (excluding interest expense)

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of period	$20.77		$17.90	$17.28	$19.05	$11.94	$10.93
Activity from investment operations:
Net investment income (1)	0.13		0.19 (8)	0.16	0.19	0.18	0.09
Net realized and unrealized gain (loss) on investments	0.66		3.61	1.75	(1.96)	6.93	1.04
Total from investment operations	0.79		3.80	1.91	(1.77)	7.11	1.13
Less distributions from:
Net investment income	—		(0.07)	—	—	—	(0.12)
Return of capital	—		—	—	—	—	(0.00	) (6)
Net realized gains	(2.63)		(0.86)	(1.29)	—	—	(0.00	) (6)
Total distributions	(2.63)		(0.93)	(1.29)	—	—	(0.12)
Net asset value, end of period	$18.93		$20.77	$17.90	$17.28	$19.05	$11.94
Total return (2)	3.87	% (10)	22.20%	12.17%	(9.29)%	59.55%	10.32%
Net assets, at end of year (7)	$34		$33	$27	$24	$26	$17
Ratio of gross expenses to average net assets (3)(5)(11)	1.45	% (9)	1.47%	1.46%	1.48%	1.49%	1.54%
Ratio of net expenses to average net assets (5)(12)	1.45	% (9)	1.47%	1.46%	1.48%	1.49%	1.54%
Ratio of net investment income to average net assets (4)(5)	1.24	% (9)	1.03%	0.96%	0.80%	1.00%	0.76%
Portfolio Turnover Rate	67	% (10)	108%	178%	49%	2%	129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Actual net assets, not truncated.

(8)	Net investment income per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

(11)	Ratio of gross expenses to average net assets (excluding interest expense)

(12)	Ratio of net expenses to average net assets (excluding interest expense)

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A1	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of period	$20.88		$17.95	$17.35	$19.16	$12.04	$11.02
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.03)	0.03	(0.07)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	0.77		3.82	1.86	(1.74)	7.21	1.12
Total from investment operations	0.78		3.79	1.89	(1.81)	7.12	1.09
Less distributions from:
Net investment income	—		—	—	—	—	(0.07)
Net realized gains	(2.63)		(0.86)	(1.29)	—	—	(0.00	) (6)
Total distributions	(2.63)		(0.86)	(1.29)	—	—	(0.07)
Paid-in-Capital From Redemption Fees	—		—	—	—	0.00 (6)	—
Net asset value, end of period	$19.03		$20.88	$17.95	$17.35	$19.16	$12.04
Total return (2)	3.80	% (8)	22.01%	11.99%	(9.45)%	59.14%	9.94%
Net assets, at end of period (000s)	$6		$6	$7	$6	$5	$36
Ratio of gross expenses to average net assets (3)(5)(9)	1.75	% (7)	1.77%	1.76%	1.78%	1.79%	1.84%
Ratio of net expenses to average net assets (5)(10)	1.75	% (7)	1.77%	1.76%	1.78%	1.79%	1.84%
Ratio of net investment income (loss) to average net assets (4)(5)	0.10	% (7)	(0.15)%	0.20%	(0.33)%	(0.60)%	(0.21)%
Portfolio Turnover Rate	67	% (8)	108%	178%	49%	2%	129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Ratio of gross expenses to average net assets (excluding interest expense)

(10)	Ratio of net expenses to average net assets (excluding interest expense)

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of period	$19.77		$17.14	$16.72	$18.58	$11.73	$10.76
Activity from investment operations:
Net investment loss (1)	(0.05	) (11)	(0.11)	(0.06)	(0.17)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	0.73		3.60	1.77	(1.69)	6.99	1.07
Total from investment operations	0.68		3.49	1.71	(1.86)	6.85	0.99
Less distributions from:
Net investment income	—		—	—	—	—	(0.02)
Net realized gains	(2.63)		(0.86)	(1.29)	—	—	(0.00	) (6)
Total distributions	(2.63)		(0.86)	(1.29)	—	—	(0.02)
Paid-in-Capital From Redemption Fees	—		—	—	0.00 (6)	0.00 (6)	0.00	(6)
Net asset value, end of period	$17.82		$19.77	$17.14	$16.72	$18.58	$11.73
Total return (2)	3.50	% (8)	21.28%	11.34%	(10.01)%	58.40%	9.18%
Net assets, at end of period (000s)	$571,989		$521,965	$369,389	$269,388	$205,855	$75,510
Ratio of gross expenses to average net assets (3)(5)(9)	2.35	% (7)	2.37%	2.36%	2.38%	2.39%	2.44%
Ratio of net expenses to average net assets (5)(10)	2.35	% (7)	2.37%	2.36%	2.38%	2.39%	2.44%
Ratio of net investment loss to average net assets (4)(5)	(0.48	)% (7)	(0.68)%	(0.41)%	(0.89)%	(0.90)%	(0.69)%
Portfolio Turnover Rate	67	% (8)	108%	178%	49%	2%	129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Ratio of gross expenses to average net assets (excluding interest expense)

(10)	Ratio of net expenses to average net assets (excluding interest expense)

(11)	Net investment income per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the period.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021	June 30, 2020
Net asset value, beginning of period	$17.63		$14.52	$13.22	$16.25		$12.30	$10.25
Activity from investment operations:
Net investment income (loss) (1)	0.07		0.11	0.06	(0.01)		0.02	0.05
Net realized and unrealized gain (loss) on investments	0.66		3.10	1.24	(2.95)		4.01	2.09
Total from investment operations	0.73		3.21	1.30	(2.96)		4.03	2.14
Less distributions from:
Net investment income	(0.10)		(0.10)	—	(0.04)		(0.04)	(0.09)
Return of capital	—		—	—	(0.00	) (6)	—	—
Net realized gains	(1.58)		—	—	(0.03)		(0.04)	—
Total distributions	(1.68)		(0.10)	—	(0.07)		(0.08)	(0.09)
Paid-in-Capital From Redemption Fees	—		—	—	0.00	(6)	0.00 (6)	0.00 (6)
Net asset value, end of period	$16.68		$17.63	$14.52	$13.22		$16.25	$12.30
Total return (2)	4.09	% (8)	22.19%	9.83%	(18.28)%		32.85%	20.95%
Net assets, at end of period (000s)	$474,022		$468,644	$468,047	$565,518		$416,354	$164,911
Ratio of gross expenses to average net assets (3)(4)	1.32	% (7)	1.34%	1.35%	1.35%		1.38%	1.48%
Ratio of net expenses to average net assets (4)	1.32	% (7)	1.34%	1.35%	1.35%		1.38%	1.48%
Ratio of net investment income (loss) to average net assets (4)(5)	0.71	% (7)	0.69%	0.43%	(0.05)%		0.19%	0.38%
Portfolio Turnover Rate	82	% (8)	106%	232%	128%		5%	196%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
Class I	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$17.69		$14.57	$13.23	$16.26		$12.30	$10.32
Activity from investment operations:
Net investment income (loss) (2)	0.09		0.14	0.10	0.05		(0.01)	0.03
Net realized and unrealized gain (loss) on investments	0.67		2.99	1.24	(2.98)		4.08	2.04
Total from investment operations	0.76		3.13	1.34	(2.93)		4.07	2.07
Less distributions from:
Net investment income	(0.14)		(0.01)	—	(0.07)		(0.07)	(0.09)
Return of capital	—		—	—	(0.00	) (7)	—	—
Net realized gains	(1.58)		—	—	(0.03)		(0.04)	—
Total distributions	(1.72)		(0.01)	—	(0.10)		(0.11)	(0.09)
Paid-in-Capital From Redemption Fees	—		—	—	0.00	(7)	0.00 (7)	—
Net asset value, end of period	$16.73		$17.69	$14.57	$13.23		$16.26	$12.30
Total return (3)	4.26	% (9)	22.49%	10.13%	(18.12)%		33.15%	20.13	% (9)
Net assets, at end of period (000s)	$91,376		$86,325	$9,838	$4,376		$6,600	$97
Ratio of gross expenses to average net assets (4)(5)	1.07	% (8)	1.09%	1.10%	1.10%		1.13%	1.23	% (8)
Ratio of net expenses to average net assets (5)	1.07	% (8)	1.09%	1.10%	1.10%		1.13%	1.23	% (8)
Ratio of net investment income (loss)
to average net assets (5)(6)	0.97	% (8)	0.92%	0.79%	0.31%		(0.08)%	0.28	% (8)
Portfolio Turnover Rate	82	% (9)	106%	232%	128%		5%	196	% (9)

(1)	The HCM Income Plus Fund’s Class I shares commenced operations on September 11, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Amount represents less than $0.005 per share.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of period	$17.11		$14.12		$12.95		$16.00	$12.16	$10.14
Activity from investment operations:
Net investment income (loss) (1)	0.00	(6)	(0.01	) (7)	(0.03	) (7)	(0.11)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	0.64		3.14		1.20		(2.91)	3.96	2.08
Total from investment operations	0.64		3.13		1.17		(3.02)	3.88	2.04
Less distributions from:
Net investment income	—		(0.14)		—		—	—	(0.02)
Net realized gains	(1.58)		—		—		(0.03)	(0.04)	—
Total distributions	(1.58)		(0.14)		—		(0.03)	(0.04)	(0.02)
Paid-in-Capital From Redemption Fees	—		—		—		0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of period	$16.17		$17.11		$14.12		$12.95	$16.00	$12.16
Total return (2)	3.67	% (10)	21.22%		9.03%		(18.90)%	31.93%	20.12%
Net assets, at end of period (000s)	$195,094		$182,813		$143,501		$119,876	$97,342	$39,553
Ratio of gross expenses to average net assets (3)(4)	2.07	% (9)	2.09%		2.10%		2.10%	2.13%	2.23%
Ratio of net expenses to average net assets (4)	2.07	% (9)	2.09%		2.10%		2.10%	2.13%	2.23%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.03	)% (9)	(0.06)%		(0.29)%		(0.75)%	(0.55)%	(0.41)%
Portfolio Turnover Rate	82	% (10)	106%		232%		128%	5%	196%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended
Class A	(Unaudited)		June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of period	$9.78		$9.74	$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.24	0.15
Net realized and unrealized gain (loss) on investments	0.15		0.06	(0.37)
Total from investment operations	0.28		0.30	(0.22)
Less distributions from:
Net investment income	(0.21)		(0.26)	(0.04)
Total distributions	(0.21)		(0.26)	(0.04)
Net asset value, end of period	$9.85		$9.78	$9.74
Total return (3)	2.89	% (8)	2.97%	(2.16)%
Net assets, at end of period (000s)	$110,862		$109,322	$129,341
Ratio of gross expenses to average net assets (4)(5)	1.88	% (7)	1.88%	1.92%
Ratio of net expenses to average net assets (5)	1.88	% (7)	1.88%	1.92%
Ratio of net investment income to average net assets (5)(6)	2.46	% (7)	2.42%	1.57%
Portfolio Turnover Rate	110	% (8)	179%	298%

(1)	The HCM Dynamic Income Fund’s Class A shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended
Class I	(Unaudited)		June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of period	$9.77		$9.74	$10.00
Activity from investment operations:
Net investment income (2)	0.14		0.24	0.03
Net realized and unrealized gain (loss) on investments	0.16		0.07	(0.24)
Total from investment operations	0.30		0.31	(0.21)
Less distributions from:
Net investment income	(0.24)		(0.28)	(0.05)
Total distributions	(0.24)		(0.28)	(0.05)
Net asset value, end of period	$9.83		$9.77	$9.74
Total return (3)	3.06	% (8)	3.14%	(2.06)%
Net assets, at end of period (000s)	$14,851		$13,879	$4
Ratio of gross expenses to average net assets (4)(5)	1.63	% (7)	1.62%	1.66%
Ratio of net expenses to average net assets (5)	1.63	% (7)	1.62%	1.66%
Ratio of net investment income to average net assets (5)(6)	2.73	% (7)	2.45%	0.31%
Portfolio Turnover Rate	110	% (8)	179%	298%

(1)	The HCM Dynamic Income Fund’s Class I shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended
Investor Class	(Unaudited)		June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of period	$9.72		$9.74	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.09		0.08	(0.23	) (8)
Net realized and unrealized gain on investments	0.16		0.18	0.02
Total from investment operations	0.25		0.26	(0.21)
Less distributions from:
Net investment income	(0.17)		(0.28)	(0.05)
Total distributions	(0.17)		(0.28)	(0.05)
Net asset value, end of period	$9.80		$9.72	$9.74
Total return (3)	2.50	% (10)	2.61%	(2.06)%
Net assets, at end of period (000s)	$15		$15	$10	(7)
Ratio of gross expenses to average net assets (4)(5)	2.63	% (9)	2.62%	2.67%
Ratio of net expenses to average net assets (5)	2.63	% (9)	2.62%	2.67%
Ratio of net investment income (loss) to average net assets (5)(6)	1.73	% (9)	0.84%	(2.32)%
Portfolio Turnover Rate	110	% (10)	179%	298%

(1)	The HCM Dynamic Income Fund’s Investor Class shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Actual net assets, not truncated.

(8)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), HCM Income Plus Fund (“HIPF”) and HCM Dynamic Income Fund (“HDIF”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF’s and HDSPF’s investment objective is to seek long-term capital appreciation. HIPF’s and HDIF’s investment objective is to seek total return. Each Fund is “fund of funds”, in that they will generally invest in other investment companies. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIPF commenced operations on November 9, 2016. HDIF commenced operations on June 30, 2022.

The Funds offer Class A, Class I and Investor Class shares. HTGF and HDSPF also offer Class R shares. HDSPF also offers Class A1 shares. Class R shares in HTGF and HDSPF are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for each Fund’s assets measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$42,410,642	$—	$—	$42,410,642
Exchange-Traded Funds	1,704,025,592	—	—	1,704,025,592
Total	$1,746,436,234	$—	$—	$1,746,436,234

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$187,182,871	$—	$—	$187,182,871
Exchange-Traded Funds	1,490,633,672	—	—	1,490,633,672
Total	$1,677,816,543	$—	$—	$1,677,816,543

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$757,122,115	$—	$—	$757,122,115
Total	$757,122,115	$—	$—	$757,122,115

HCM Dynamic Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$95,539,969	$—	$—	$95,539,969
Total	$95,539,969	$—	$—	$95,539,969

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds have qualified income and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2022 through June 30, 2024, or expected to be taken in the Funds’ June 30, 2025 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$1,317,587,404	$1,226,530,394
HCM Dividend Sector Plus Fund	1,071,287,244	1,057,217,602
HCM Income Plus Fund	575,347,783	580,235,927
HCM Dynamic Income Fund	126,214,321	137,406,456

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF, HDSPF and HDIF, and 0.95% for HIPF. For the six months ended December 31, 2024, the Adviser earned investment advisory fees of $10,466,104, $10,415,461, $3,547,123, and $814,627 for HTGF, HDSPF, HIPF and HDIF, respectively.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Effective February 26, 2024, the Adviser has agreed to revise the annual advisory fee for HTGF, HDSPF and HDIF at the annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than $3 billion.

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, 0.25%, 0.40%, 1.00%, and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class and Class R shares, respectively for HDSPF, 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIPF and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HDIF and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class R shares are not currently accruing fees as they are not currently available for sale. For the six months ended December 31, 2024, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares were as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$1,347,896	$—	$2,468,966
HCM Dividend Sector Plus Fund	1,264,027	12	2,757,160
HCM Income Plus Fund	588,887	—	939,122
HCM Dynamic Income Fund	144,962	—	79

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. On sales of HTGF’s Class A shares for the six months ended December 31, 2024, the Distributor received $47,960 from front-end sales charges of which $6,854 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A shares for the six months ended December 31, 2024, the Distributor received $89,765 from front-end sales charges of which $12,813 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIPF’s Class A shares for the six months ended December 31, 2024, the Distributor received $7,019 from front-end sales charges, of which $1,016 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDIF’s Class A shares for the six months ended December 31, 2024, the Distributor received $4,341 from front-end sales charges, of which $638 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by either Funds for serving in such capacities.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2024, and June 30, 2023, was as follows:

	For the period ended June 30, 2024:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$—	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	65,189,207	1,641,041	—	—	66,830,248
HCM Income Plus Fund	3,278,561	—	—	—	3,278,561
HCM Dynamic Income Fund	3,507,389	—	—	—	3,507,389

	For the period ended June 30, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$—	$6,820,534	$10,552	$—	$6,831,086
HCM Dividend Sector Plus Fund	2,655	91,366,961	—	—	91,369,616
HCM Income Plus Fund	—	—	—	—	—
HCM Dynamic Income Fund	636,023	—	—	—	636,023

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Growth Fund	$—	$67,065,917	$1,213,070	$(3,517,071)	$—	$—	$460,508,198	$525,270,114
HCM Dividend Sector Plus Fund	—	86,022,224	2,139,930	(1,485,912)	—	—	314,061,088	400,737,330
HCM Income Plus Fund	—	225,463	2,741,765	—	—	—	144,809,081	147,776,309
HCM Dynamic Income Fund	—	1,080,385	—	—	(4,987,423)	—	1,084,119	(2,822,919)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows: The HTGF and HDSPF incurred and elected to defer such late year losses of $3,517,071 and $1,485,912.

Late Year
Portfolio	Losses
HCM Tactical Growth Fund	$3,517,071
HCM Dividend Sector Plus Fund	1,485,912
HCM Income Plus Fund	—
HCM Dynamic Income Fund	—

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

At June 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Tactical Growth Fund	$—	$—	$—	$60,946,817
HCM Dividend Sector Plus Fund	—	—	—	5,051,525
HCM Income Plus Fund	—	—	—	31,190,270
HCM Dynamic Income Fund	4,987,423	—	4,987,423	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of the non-deductible expenses, and use of tax equalization credits, resulted in reclassification for the year ended June 30, 2024, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Tactical Growth Fund	$1,769,967	$(1,769,967)
HCM Dividend Sector Plus Fund	4,662,272	(4,662,272)
HCM Income Plus Fund	107,014	(107,014)
HCM Dynamic Income Fund	—	—

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net Unrealized
	Cost for Federal	Gross Unrealized	Gross Unrealized	Appreciation
	Tax purposes	Appreciation	Depreciation	(Depreciation)
HCM Tactical Growth Fund	$1,253,042,008	$499,168,843	$(5,774,617)	$493,394,226
HCM Dividend Sector Plus Fund	1,420,360,440	277,609,015	(20,152,912)	257,456,103
HCM Income Plus Fund	648,005,092	119,086,929	(9,969,906)	109,117,023
HCM Dynamic Income Fund	91,103,353	5,731,867	(1,295,251)	4,436,616

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2024, no Fund assessed redemption fees.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of December 31, 2024, National Financial Services and Pershing LLC owned 29.1% and 26.9% of HTGF, respectively. As of December 31, 2024 National Financial Services and Pershing LLC owned 30.1% and 28.3% of HDSPF, respectively. As of December 31, 2024, Pershing LLC and Charles Schwab owned 31.1 % and 27.8% of HIPF, respectively. As of December 31, 2024, Pershing LLC and Charles Schwab owned 27.3% and 25.5% of HDIF.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM Funds
Additional Information (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-969-8464 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)      Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	03/07/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	03/07/25

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	03/07/25